North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2022 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES - 14.8%
	Aegis Asset Backed Securities Trust 2005-2
$2,121,013	2.979% (1 Month LIBOR USD + 0.720%), 06/25/2035[3]	$2,038,215
	Aligned Data Centers Issuer LLC
1,048,000	1.937%, 08/15/2046[1]	944,011
	American Homes 4 Rent 2014-SFR2 Trust
910,381	3.786%, 10/17/2036[1]	907,411
	Asset-Backed Pass-Through Certificates Series 2004-R2
746,202	2.904% (1 Month LIBOR USD + 0.645%), 04/25/2034[3]	738,537
	Bayview Financial Mortgage Pass-Through Trust 2006-A
1,749,752	3.321% (1 Month LIBOR USD + 0.975%), 02/28/2041[3]	1,741,236
	CWABS Asset-Backed Certificates Trust 2005-13
228,409	2.919% (1 Month LIBOR USD + 0.660%), 03/25/2036[3]	228,215
	FBR Securitization Trust
944,211	2.964% (1 Month LIBOR USD + 0.705%), 11/26/2035[3]	923,349
	Foundation Finance Trust 2017-1
23,176	3.300%, 07/15/2033[1]	23,167
	HI-FI Music IP Issuer LP
1,000,000	3.939%, 02/01/2062[1]	940,193
	HSI Asset Securitization Corp Trust 2006-OPT3
355,621	2.799% (1 Month LIBOR USD + 0.540%), 02/25/2036[3]	351,056
	JP Morgan Mortgage Acquisition Trust 2006-CH1
290,000	2.579% (1 Month LIBOR USD + 0.320%), 07/25/2036[3]	282,846
	JP Morgan Mortgage Acquisition Trust 2007-CH3
575,258	2.519% (1 Month LIBOR USD + 0.260%), 03/25/2037[3]	567,491
	Long Beach Mortgage Loan Trust 2005-1
1,107,418	3.534% (1 Month LIBOR USD + 1.275%), 02/25/2035[3]	1,090,691
	NMEF Funding 2022-A LLC
2,000,000	2.580%, 10/16/2028[1]	1,949,095
	Oasis Securitization Funding LLC
555,208	2.143%, 10/15/2033[1]	543,276
	Planet Fitness Master Issuer LLC
1,246,875	3.251%, 12/05/2051[1]	1,131,996
854,202	5.140%, 11/25/2035[2]	849,488
	Soundview Home Loan Trust 2006-OPT3
452,523	2.599% (1 Month LIBOR USD + 0.340%), 06/25/2036[3]	452,213
	TOTAL ASSET BACKED SECURITIES
	(Cost $16,050,668)	15,702,486

	CORPORATE BONDS - 58.0%

	COMMUNICATION SERVICES - 2.3%
	Entertainment - 0.9%
	Netflix Inc.
1,000,000	4.875%, 06/15/2030[1]	988,760
	Wireless Telecommunication Services - 0.5%
	Vodafone Group PLC
515,000	7.000% (5 Year Swap Rate USD + 4.873%), 04/04/2079[3,4]	542,643
	Industrials - 0.9%
	T-Mobile USA, Inc.
1,000,000	3.500%, 04/15/2031	926,165
	TOTAL COMMUNICATION SERVICES	2,457,568

	CONSUMER DISCRETIONARY - 6.9%
	Automobiles - 5.4%
	BMW US Capital, LLC
1,500,000	3.250%, 04/01/2025[1]	1,491,952
	Ford Motor Credit Co. LLC
1,500,000	3.810%, 01/09/2024	1,483,046
	General Motors Financial Co., Inc.
1,000,000	5.700% (5 Year CMT Rate + 4.997%), 09/30/2169[3]	951,250
	General Motors Financial Co, Inc.
1,000,000	5.750% (3 Month LIBOR USD + 3.598%), 03/30/2166[3]	898,611
	NISSAN MOTOR CO., LTD.
1,000,000	4.810%, 09/17/2030[4]	912,872
		5,737,731
	Household Durables - 1.5%
	Newell Brands, Inc.
1,600,000	4.450%, 04/01/2026	1,582,176
	TOTAL CONSUMER DISCRETIONARY	7,319,907

	CONSUMER STAPLES - 2.2%
	Food Products - 2.2%
	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance, Inc.
1,000,000	3.000%, 02/02/2029[1,4]	862,067
	Kraft Heinz Foods Co.
1,500,000	3.000%, 06/01/2026	1,453,443
	TOTAL CONSUMER STAPLES	2,315,510

	ENERGY - 2.6%
	Oil, Gas & Consumable Fuels - 2.6%
	Enbridge Inc.
800,000	5.750% (5 Year CMT Rate + 5.314%), 07/15/2080[3,4]	755,520
	Schlumberger Holdings Corp.
2,000,000	3.750%, 05/01/2024[1]	2,003,851
	TOTAL ENERGY	2,759,371

	FINANCIALS - 34.1%
	Banks - 23.0%
	Australia and New Zealand Banking Group Ltd.
1,250,000	6.750% (5 Year Mid Swap Rate USD + 5.168%), 12/29/2049[3,4]	1,276,044
	Bank of America Corp.
850,000	6.500% (3 Month LIBOR USD + 4.174%), 04/23/2025[3]	873,717
1,000,000	6.125% (5 Year CMT Rate + 3.231%), 07/27/2170[3]	1,007,500
	Barclays Plc
1,000,000	8.000% (5 Year CMT Rate + 5.672%), 09/15/2164[3,4]	1,032,500
	BNP Paribas SA
700,000	7.375% (5 Year Swap Rate USD + 5.150%), 12/29/2049[3,4]	728,328
	Citigroup Inc.
1,300,000	4.000% (5 Year CMT Rate + 3.597%), 06/10/2169[3]	1,211,766
	CoBank ACB
1,000,000	4.250% (5 Year CMT Rate + 3.049%), 07/01/2170[3]	880,077
	Commerzbank Aktiengesellschaft
1,000,000	7.000% (5 Year Swap Rate USD + 5.228%), 04/09/2171[3,4]	947,910
	Credit Agricole S.A.
1,000,000	7.875% (5 Year Swap Rate USD + 4.898%), 01/29/2049[1,3,4]	1,030,625
	Fifth Third Bancorp
1,000,000	4.500% (5 Year CMT Rate + 4.215%), 12/30/2025[3]	972,690
	Huntington Bancshares Inc.
500,000	5.625% (10 Year CMT Rate + 4.945%), 01/15/2169[3]	497,500
	Huntington Bancshares Inc/OH
1,000,000	5.700% (3 Month LIBOR USD + 2.880%), 07/15/2171[3]	911,770
	JPMorgan Chase & Co.
1,000,000	6.276% (3 Month LIBOR USD + 3.470%), 04/29/2049[3]	995,456
1,100,000	6.750% (3 Month LIBOR USD + 3.780%), 01/29/2050[3]	1,130,937
	Lloyds Banking Group plc
700,000	6.750% (5 Year CMT Rate + 4.815%), 12/27/2166[3,4]	688,422
	M&T Bank Corp.
325,000	6.450% (3 Month LIBOR USD + 3.610%), 12/29/2049[3]	322,448
	NatWest Group plc
500,000	8.000% (5 Year Swap Rate USD + 5.720%), 12/29/2049[3,4]	516,962
	PNC Financial Services Group Inc/The
1,000,000	4.964% (3 Month LIBOR USD + 3.678%), 07/29/2049[3]	995,835
	Regions Financial Corp.
500,000	5.750% (5 Year CMT Rate + 5.430%), 12/15/2165[3]	509,721
	Skandinaviska Enskilda Banken AB
800,000	5.125% (5 Year CMT Rate + 3.463%), 11/13/2025[3,4]	770,741
	SVB Financial Group
500,000	4.000% (5 Year CMT Rate + 3.202%), 11/15/2169[3]	405,950
	Truist Financial Corp.
2,397,000	5.100% (10 Year CMT Rate + 4.349%), 03/01/2061[3]	2,304,721
	US Bancorp
2,000,000	5.300% (3 Month LIBOR USD + 2.914%), 04/15/2099[3]	1,844,000
	Wells Fargo & Co.
2,000,000	5.900% (3 Month LIBOR USD + 3.110%), 12/29/2049[3]	1,903,570
	Westpac Banking Corp.
750,000	5.000% (5 Year Mid Swap Rate USD + 2.888%), 09/21/2162[3,4]	678,411
		24,437,601
	Capital Markets - 6.6%
	The Bank of New York Mellon Corp.
900,000	4.700% (5 Year CMT Rate + 4.358%), 03/20/2169[3]	898,650
500,000	3.750% (5 Year CMT Rate + 2.630%), 06/20/2170[3]	436,850
	The Charles Schwab Corp.
500,000	5.000% (3 Month LIBOR USD + 2.575%), 06/01/2171[3]	425,118
240,000	6.106% (3 Month LIBOR USD + 4.820%), 08/01/2171[3]	240,158
	Credit Suisse Group AG
500,000	5.250% (5 Year CMT Rate + 4.889%), 08/11/2027[3,4]	413,750
500,000	9.750% (5 Year CMT Rate + 6.383%), 12/23/2170[1,3,4]	532,250
	Deutsche Bank AG
1,000,000	7.500% (5 Year Swap Rate USD + 5.003%), 12/29/2049[3,4]	967,500
	Goldman Sachs Group Inc/The
1,000,000	3.800% (5 Year CMT Rate + 2.969%), 05/10/2170[3]	864,132
	The Goldman Sachs Group, Inc.
1,000,000	5.500% (5 Year CMT Rate + 3.623%), 08/10/2168[3]	998,247
	Northern Trust Corp.
250,000	4.600% (3 Month LIBOR USD + 3.202%), 04/01/2027[3]	231,941
	UBS Group AG
1,000,000	5.000% (USSW5YF + 2.432%), 01/31/2171[3,4]	953,663
		6,962,259
	Consumer Finance - 2.2%
	Ally Financial Inc.
500,000	4.700% (H15T7Y + 3.481%), 11/15/2169[3]	395,721
	American Express Co.
1,000,000	3.550% (5 Year CMT Rate + 2.854%), 12/15/2026[3]	881,500
	Discover Financial Services
1,000,000	6.125% (5 Year CMT Rate + 5.783%), 03/23/2166[3]	1,023,523
		2,300,744
	Insurance - 2.3%
	Assurant, Inc.
700,000	7.000% (3 Month LIBOR USD + 4.135%), 03/27/2048[3]	704,033
	MetLife, Inc.
1,400,000	3.850% (5 Year CMT Rate + 3.576%), 03/15/2026[3]	1,325,442
	PartnerRe Finance B LLC
500,000	4.500% (5 Year CMT Rate + 3.815%), 10/01/2050[3]	443,485
		2,472,960
	TOTAL FINANCIALS	36,173,564

	HEALTH CARE - 0.5%
	Health Care Providers & Services - 0.5%
	Centene Corp.
650,000	2.500%, 03/01/2031	558,594
	TOTAL HEALTH CARE	558,594

	INDUSTRIALS - 3.1%
	Airlines - 2.3%
	American Airlines, Inc. / AAdvantage Loyalty IP Ltd.
2,500,000	5.750%, 04/20/2029[1,4]	2,397,113
	Industrial Conglomerates - 0.8%
	General Electric Co.
1,000,000	5.159% (3 Month LIBOR USD + 3.330%), 09/15/2169[3]	936,250
	TOTAL INDUSTRIALS	3,333,363

	MATERIALS - 2.8%
	Metals & Mining - 2.8%
	Alcoa Nederland Holding BV
1,200,000	6.125%, 05/15/2028[1,4]	1,215,759
	Freeport-McMoRan Inc.
1,800,000	4.625%, 08/01/2030	1,729,197
	TOTAL MATERIALS	2,944,956

	UTILITIES - 3.5%
	Electric Utilities - 2.4%
	Duke Energy Corp.
1,000,000	4.875% (5 Year CMT Rate + 3.388%), 03/16/2025[3]	947,468
	Emera Inc.
750,000	6.750% (3 Month LIBOR USD + 5.440%), 06/15/2076[3,4]	748,160
	NextEra Energy Capital Holdings, Inc.
1,000,000	3.800% (5 Year CMT Rate + 2.547%), 03/15/2082[3]	830,352
		2,525,980
	Multi-Utilities - 1.1%
	CMS Energy Corp.
700,000	3.750% (5 Year CMT Rate + 2.900%), 12/01/2050[3]	560,917
	Dominion Energy, Inc.
650,000	5.750% (3 Month LIBOR USD + 3.057%), 10/01/2054[3]	620,902
		1,181,819
	TOTAL UTILITIES	3,707,799

	TOTAL CORPORATE BONDS
	(Cost $64,140,162)	61,570,632

	FOREIGN GOVERNMENT NOTES/BONDS - 1.2%
	Indonesia Treasury Bond
11,000,000,000	6.500%, 02/15/2031[4]	717,512
	Mexican Bonos
120,000	8.500%, 05/31/2029[4]	583,185
	TOTAL FOREIGN GOVERNMENT NOTES/BONDS
	(Cost $1,362,898)	1,300,697

	MORTGAGE BACKED SECURITIES - 16.5%
	BX Commercial Mortgage Trust 2021-VOLT
1,000,000	2.949% (1 Month LIBOR USD + 0.950%), 09/15/2036[1,3]	947,435
	BX Trust 2021-SDMF
1,100,000	2.737% (1 Month LIBOR USD + 0.738%), 09/15/2034[1,3]	1,044,692
	CityLine Commercial Mortgage Trust 2016-CLNE
325,000	2.778%, 11/13/2031[1,5]	316,621
	COMM MTG TR 2014-277P
1,000,000	3.611%, 08/12/2049[1,5]	972,604
	Fannie Mae-Aces
3,796,834	1.379%, 08/25/2028[5]	269,772
2,936,741	1.256%, 03/26/2029[5]	194,023
	Freddie Mac Multiclass Certificates Series 2015-P001
3,025,000	1.826%, 10/27/2028[5]	278,400
	Freddie Mac Multifamily Structured Pass Through Certificates
19,063,970	0.966%, 01/25/2026[5]	500,656
10,537,724	1.514%, 01/25/2027[5]	579,399
13,236,902	0.950%, 06/25/2029[5]	714,311
2,700,000	1.798%, 04/25/2030[5]	314,016
2,074,000	1.868%, 04/25/2030[5]	249,933
3,332,000	1.600%, 08/25/2030[5]	358,363
8,200,000	1.720%, 09/25/2041[5]	131,644
1,835,000	3.177%, 04/25/2048[5]	362,653
2,035,000	2.631%, 01/25/2049[5]	344,970
1,715,000	2.620%, 02/25/2049[5]	295,304
	FREMF 2013-K28 Mortgage Trust
2,000,000	3.489%, 06/25/2046[1,5]	1,988,377
	FREMF 2013-K29 Mortgage Trust
850,000	3.471%, 05/25/2046[1,5]	844,306
	FREMF 2013-K30 Mortgage Trust
488,190	3.557%, 06/25/2045[1,5]	482,472
	FREMF 2014-K37 Mortgage Trust
1,000,000	4.560%, 01/25/2047[1,5]	999,427
	FREMF 2016-K55 Mortgage Trust
400,000	4.167%, 04/25/2049[1,5]	390,722
	FREMF 2016-K59 Mortgage Trust
241,400,094	0.100%, 11/25/2049[1]	774,436
	Government National Mortgage Association
2,383,616	0.819%, 12/16/2056[5]	109,978
4,826,888	1.268%, 09/16/2060[5]	442,374
1,255,206	1.027%, 11/16/2060[5]	97,074
7,515,226	0.983%, 05/16/2063[5]	602,359
4,100,842	0.972%, 05/16/2063[5]	320,119
8,763,897	0.993%, 05/16/2063[5]	705,547
	Independence Plaza Trust 2018-INDP
1,500,000	4.158%, 07/12/2035[1]	1,449,744
	RAMP Series 2004-RS4 Trust
440,332	3.234% (1 Month LIBOR USD + 0.650%), 04/25/2034[3]	438,625
	TOTAL MORTGAGE BACKED SECURITIES
	(Cost $17,867,094)	17,520,356

	US GOVERNMENT NOTES/BONDS - 4.2%
	United States Treasury Note/Bond
1,500,000	2.875%, 04/30/2029	1,514,649
1,590,000	1.375%, 11/15/2031	1,422,926
1,575,000	1.875%, 02/15/2032	1,470,410
	TOTAL US GOVERNMENT NOTES/BONDS
	(Cost $4,591,140)	4,407,985

	PURCHASED OPTION - 0.4%
	CALL OPTION - 0.4%
200	S&P500 EMINI FUT Sep22, Expiration Date: September 2022, Exercise Price $4,300.00	417,864
		417,864
	TOTAL PURCHASED OPTION
	(Cost $417,864)	417,864
Number of Shares
	EXCHANGE TRADED FUND - 0.9%
11,000	iShares Interest Rate Hedged Corporate Bond ETF	1,007,380
	TOTAL EXCHANGE TRADED FUND
	(Cost $994,384)	1,007,380

	SHORT-TERM INVESTMENT - 2.4%
2,558,245	First American Treasury Obligations Fund - Class X, 1.58%[6]	2,558,245
	TOTAL SHORT-TERM INVESTMENT
	(Cost $2,558,245)	2,558,245

	TOTAL INVESTMENTS - 98.4%
	(Cost $107,982,455)	104,485,645
	Other Assets in Excess of Liabilities - 1.6%	1,730,926
	TOTAL NET ASSETS - 100.0%	$106,216,571

CMT - Constant Maturity Rate
LIBOR - London Inter-bank Offered Rate
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

[1]
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At July 31, 2022, the value of these securities total $27,172,360.64 which represents 25.58% of total net assets.

[2]	Step-up bond; the interest rate shown is the rate in effect as of July 31, 2022
[3]	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of July 31, 2022.
[4]	Foreign security denominated in U.S. Dollars.
[5]	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of July 31, 2022.
[6]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments.

North Square Strategic Income Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
As of July 31, 2022 (Unaudited)

					Value
Description	Number of Contracts Purchased (Sold)	Settlement Month-Year	Current Notional Amount	Value At Trade Date	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
US 2yr Note cbt	37	Sep-22	$ 7,787,055	$ 7,747,540	$ 39,515
US 10yr Note cbt	14	Sep-22	1,695,969	1,682,004	13,965
US Ultra Bond Cbt	33	Sep-22	5,224,313	5,225,649	-	$ (1,336)
Total Purchase Contracts			$ 14,707,337	$ 14,655,193	$ 53,480	$ (1,336)

Sale Contracts:
Bp Currency Future	(14)	Sep-22	$ 1,066,450	$ 1,032,622	$ -	$ (33,828)
S&P500 Emini Future	(50)	Sep-22	10,333,750	9,967,023	-	(366,727)
Euro Fixed Currency Future	(8)	Sep-22	1,025,450	1,001,247	-	(24,203)
Japanese Yen Currency Future	(11)	Sep-22	1,034,894	991,481	-	(43,413)
US 10Yr Ultra Future	(13)	Sep-22	1,706,250	1,685,708	-	(20,542)
Total Sale Contracts			$ 15,166,794	$ 14,678,081	$ -	$ (488,713)
Total Futures Contracts			$ (459,457)	$ (22,888)	$ 53,480	$ (490,049)
Net Unrealized Appreciation					$ 53,480

North Square Strategic Income Fund
SUMMARY OF INVESTMENTS
As of July 31, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset Backed Securities	14.8%
ETFs	0.9%
Purchased Call Option	0.4%
Corporate Bonds
Financials	34.1%
Consumer Discretionary	6.9%
Utilities	3.5%
Industrials	3.1%
Materials	2.8%
Energy	2.6%
Communication Services	2.3%
Consumer Staples	2.2%
Health Care	0.5%
Total Corporate Bonds	58.0%
Mortgage Backed Securities	16.5%
U.S. Government Notes/Bonds	4.2%
Short-Term Investment	2.4%
Foreign Government Notes/Bonds	1.2%
Total Investments	98.4%
Other Assets in Excess of Liabilities	1.6%
Total Net Assets	100.0%

North Square Strategic Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2022, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Purchased Call Option	-	417,864	-	417,864
ETFs[1]	1,007,380	-	-	1,007,380
Asset Backed Securities	-	15,702,486	-	15,702,486
Corporate Bonds[2]	-	61,570,632	-	61,570,632
U.S. Government Notes/Bonds	-	4,407,985	-	4,407,985
Foreign Government Notes/Bonds	-	1,300,697	-	1,300,697
Mortgage Backed Securities	-	17,520,356	-	17,520,356
Short-Term Investment	2,558,245	-	-	2,558,245
Total Investments	$3,565,625	$100,920,020	$-	$104,485,645

Futures Contracts**
Long	$52,144	$-	$-	$52,144
Short	(488,713)	-	-	(488,713)
Total Futures Contracts	$(436,569)	$-	$-	$(436,569)

[1]	All ETFs held in the Fund are Level 1 securities.
[2]	For a detailed break-out of corporate bonds by major sector and industry classification, please refer to the
Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.
**	The fair value of the Fund's futures contracts represents the net unrealized depreciation at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
Strategic Income Fund
Beginning balance October 31, 2021	$655,358
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain (loss)	(4,247)
Total unrealized appreciation (depreciation)	(279)
Net purchases	-
Net sales	(650,832)
Balance as of July 31, 2022	$-